Income Taxes - Schedule of Movement of Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Beginning balance	¥ 27,776,443	¥ 3,496,764	¥ 292,552
Additions	298,559,790	24,279,679	3,204,212
Ending balance	¥ 326,336,233	¥ 27,776,443	¥ 3,496,764